Stock Based Compensation - Summary of Recognized Stock Based Compensation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 22	$ 43	$ 114	$ 357
Employee | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			42	72
Employee | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			$ 72	$ 285